PodcastOne Bridge Loan (Details) - Schedule of Fair value of the Redemption Features are Measured in Accordance with ASC 820 Fair Value Measurement - Redemption Features [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jul. 15, 2022	Dec. 31, 2023	Mar. 31, 2023
PodcastOne Bridge Loan (Details) - Schedule of Fair value of the Redemption Features are Measured in Accordance with ASC 820 Fair Value Measurement [Line Items]
Simulations	100,000	100,000	100,000
Expected stock-price volatility	64.60%	71.50%	71.50%
Risk-free interest rate	3.10%	3.59%	3.59%
Conversion price	$ 5.22	$ 1.78	$ 1.78
Stock price	$ 3.73	$ 2.64	$ 2.64